Share-based payments (Tables)	3 Months Ended
Mar. 31, 2021
Share-based payments.
Schedule of total expenses arising from sharebased payment transactions

	Three months ended March 31
in EUR k	2020	2021
Expenses arising from equity-settled share-based payment transactions
- 2020 and 2021 grants to management board and employees	—	429
- 2020 grants to new CEO	—	799
- Supervisory board grant, including ESOP 2019	1,057	814
Total expenses arising from share‑based payment transactions	1,057	2,042

Schedule of share option activity

	ESOP 2017		2019-2021 awards (1)
number of awards (options and RSUs)	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1	549,005	0.12	154,925	11.60	1,885,100	—
Granted during the year(1)	—	0.12	15,000	12.52	59,488	—
Exercised during the year	(140,169)	0.12	—	—	(164,931)	—
Outstanding as of March 31	408,836	0.12	169,925	11.68	1,779,657	—
Vested as of March 31	408,836		75,757		588,988
Exercisable as of March 31	408,836		75,757		588,988

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(1)

The granted and outstanding options and RSUs do not include the number of RSUs to be granted to the new CEO from 2022 and also do not include the number of RSUs and options to be granted to certain supervisory board members annually in 2021 and thereafter, as these number of grants depends on the trailing volume-weighted average stock price of the Company.

Summary of Restricted Stock Units

	ESOP 2017		2019-2021 awards (1)
number of awards (options and RSUs)	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1	549,005	0.12	154,925	11.60	1,885,100	—
Granted during the year(1)	—	0.12	15,000	12.52	59,488	—
Exercised during the year	(140,169)	0.12	—	—	(164,931)	—
Outstanding as of March 31	408,836	0.12	169,925	11.68	1,779,657	—
Vested as of March 31	408,836		75,757		588,988
Exercisable as of March 31	408,836		75,757		588,988

_____________________________________

(1)

The granted and outstanding options and RSUs do not include the number of RSUs to be granted to the new CEO from 2022 and also do not include the number of RSUs and options to be granted to certain supervisory board members annually in 2021 and thereafter, as these number of grants depends on the trailing volume-weighted average stock price of the Company.